RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	CAD (34,677)	CAD (40,048)
Junior subordinated notes (Note 18)	(7,007)	(3,931)
Long-term debt | $			$ 1,100	$ 850
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Fair value adjustments - gains (losses)	4	2
Long-term debt hedged | $			$ 1,100	$ 850
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	(34,741)	(40,150)
Junior subordinated notes (Note 18)	(7,007)	(3,931)
Total liabilities	(41,748)	(44,081)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	(40,180)	(45,047)
Junior subordinated notes (Note 18)	(7,233)	(3,825)
Total liabilities	CAD (47,413)	CAD (48,872)